UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (91.8%)(a)
		Shares	Value

Aerospace and defense (4.2%)

Boeing Co. (The)		655	$59,874

General Dynamics Corp.		878	64,937

Honeywell International, Inc.		1,891	139,064

L-3 Communications Holdings, Inc.		347	28,194

Lockheed Martin Corp.		415	41,122

Northrop Grumman Corp.		737	55,820

Raytheon Co.		959	58,863

Rockwell Collins, Inc.		375	23,595

United Technologies Corp.		605	55,230

			526,699
Air freight and logistics (1.5%)

C.H. Robinson Worldwide, Inc.		527	31,299

United Parcel Service, Inc. Class B		1,749	150,134

			181,433
Airlines (0.4%)

Copa Holdings SA Class A (Panama)		140	17,581

Southwest Airlines Co.		2,698	36,963

			54,544
Beverages (1.0%)

Coca-Cola Co. (The)		703	29,758

PepsiCo, Inc.		1,215	100,201

			129,959
Biotechnology (0.9%)

Amgen, Inc.		1,107	115,360

			115,360
Capital markets (1.9%)

BlackRock, Inc.		192	51,168

Northern Trust Corp.		1,460	78,723

T. Rowe Price Group, Inc.		1,519	110,128

			240,019
Chemicals (2.7%)

Ecolab, Inc.		1,242	105,098

International Flavors & Fragrances, Inc.		523	40,370

PPG Industries, Inc.		613	90,197

Sherwin-Williams Co. (The)		451	82,583

Sigma-Aldrich Corp.		312	24,551

			342,799
Commercial banks (1.7%)

Bank of Hawaii Corp.		1,504	71,726

Cullen/Frost Bankers, Inc.		1,597	96,475

Wells Fargo & Co.		1,176	44,664

			212,865
Communications equipment (0.7%)

Harris Corp.		514	23,747

Motorola Solutions, Inc.		1,205	68,926

			92,673
Computers and peripherals (3.2%)

Apple, Inc.		915	405,116

			405,116
Consumer finance (1.6%)

American Express Co.		1,054	72,104

Discover Financial Services		2,965	129,689

			201,793
Containers and packaging (0.9%)

Ball Corp.		969	42,752

Bemis Co., Inc.		709	27,899

Packaging Corp. of America		786	37,382

			108,033
Diversified financial services (1.4%)

IntercontinentalExchange, Inc.(NON)		491	79,999

JPMorgan Chase & Co.		890	43,619

McGraw-Hill Cos., Inc. (The)		900	48,699

			172,317
Diversified telecommunication services (2.8%)

AT&T, Inc.		2,881	107,922

CenturyLink, Inc.		1,185	44,520

Verizon Communications, Inc.		3,572	192,567

			345,009
Electric utilities (0.4%)

Pinnacle West Capital Corp.		852	51,887

			51,887
Electrical equipment (0.3%)

Roper Industries, Inc.		318	38,049

			38,049
Energy equipment and services (0.5%)

Diamond Offshore Drilling, Inc.		413	28,538

Oceaneering International, Inc.		482	33,822

			62,360
Food and staples retail (0.1%)

Wal-Mart Stores, Inc.		129	10,026

			10,026
Food products (3.3%)

General Mills, Inc.		2,327	117,327

H.J. Heinz Co.		1,281	92,770

Hershey Co. (The)		742	66,157

JM Smucker Co. (The)		353	36,440

Kellogg Co.		1,067	69,398

Kraft Foods Group, Inc.		692	35,631

			417,723
Health-care equipment and supplies (1.4%)

Abbott Laboratories		2,088	77,089

Becton, Dickinson and Co.		548	51,676

C.R. Bard, Inc.		483	47,991

			176,756
Health-care providers and services (2.9%)

AmerisourceBergen Corp.		1,406	76,093

Cardinal Health, Inc.		1,790	79,154

Henry Schein, Inc.(NON)		535	48,364

McKesson Corp.		1,104	116,825

Quest Diagnostics, Inc.		887	49,965

			370,401
Hotels, restaurants, and leisure (1.7%)

Dunkin' Brands Group, Inc.		390	15,136

McDonald's Corp.		569	58,118

Panera Bread Co. Class A(NON)		131	23,217

Starbucks Corp.		1,927	117,239

			213,710
Household products (2.9%)

Church & Dwight Co., Inc.		551	35,203

Colgate-Palmolive Co.		1,031	123,112

Kimberly-Clark Corp.		1,306	134,766

Procter & Gamble Co. (The)		855	65,638

			358,719
Industrial conglomerates (2.6%)

3M Co.		1,619	169,525

Danaher Corp.		1,547	94,274

General Electric Co.		2,782	62,011

			325,810
Insurance (4.2%)

Alleghany Corp.(NON)		148	58,274

Allied World Assurance Co. Holdings AG		390	35,416

Arch Capital Group, Ltd.(NON)		680	36,081

Arthur J Gallagher & Co.		1,132	48,053

Berkshire Hathaway, Inc. Class B(NON)		387	41,146

Chubb Corp. (The)		1,173	103,306

Everest Re Group, Ltd.		467	63,040

PartnerRe, Ltd.		588	55,472

RenaissanceRe Holdings, Ltd.		516	48,447

Validus Holdings, Ltd.		1,064	41,081

			530,316
Internet and catalog retail (2.1%)

Amazon.com, Inc.(NON)		677	171,829

Priceline.com, Inc.(NON)		136	94,655

			266,484
Internet software and services (1.8%)

Google, Inc. Class A(NON)		218	179,756

IAC/InterActiveCorp.		1,079	50,789

			230,545
IT Services (5.7%)

IBM Corp.		1,479	299,557

MasterCard, Inc. Class A		341	188,549

Paychex, Inc.		2,097	76,352

Visa, Inc. Class A		881	148,413

			712,871
Media (2.5%)

Omnicom Group, Inc.		903	53,972

Scripps Networks Interactive Class A		373	24,834

Time Warner, Inc.		2,411	144,130

Viacom, Inc. Class B		1,454	93,041

			315,977
Multi-utilities (2.2%)

Consolidated Edison, Inc.		1,737	110,560

DTE Energy Co.		1,383	100,793

SCANA Corp.		1,145	62,059

			273,412
Multiline retail (2.0%)

Dillards, Inc. Class A		432	35,601

Dollar General Corp.(NON)		702	36,567

Dollar Tree, Inc.(NON)		828	39,380

Macy's, Inc.		539	24,039

Target Corp.		1,666	117,553

			253,140
Oil, gas, and consumable fuels (8.4%)

Chevron Corp.		2,491	303,927

ConocoPhillips		1,237	74,777

EQT Corp.		525	39,438

Exxon Mobil Corp.		4,680	416,473

Kinder Morgan, Inc.		1,293	50,556

Noble Energy, Inc.		299	33,874

Phillips 66		1,341	81,734

Spectra Energy Corp.		1,669	52,624

			1,053,403
Pharmaceuticals (6.5%)

AbbVie, Inc.		2,131	98,133

Bristol-Myers Squibb Co.		2,443	97,036

Eli Lilly & Co.		1,468	81,298

Johnson & Johnson		866	73,809

Merck & Co., Inc.		3,924	184,428

Perrigo Co.		173	20,658

Pfizer, Inc.		9,144	265,816

			821,178
Professional services (0.6%)

Equifax, Inc.		426	26,071

Towers Watson & Co. Class A		249	18,157

Verisk Analytics, Inc. Class A(NON)		516	31,626

			75,854
Real estate investment trusts (REITs) (3.2%)

Essex Property Trust, Inc.(R)		140	21,987

Federal Realty Investment Trust(R)		217	25,391

Health Care REIT, Inc.(R)		733	54,953

Public Storage(R)		398	65,670

Rayonier, Inc.(R)		438	26,026

Simon Property Group, Inc.(R)		709	126,252

Tanger Factory Outlet Centers(R)		371	13,772

Ventas, Inc.(R)		818	65,137

			399,188
Road and rail (0.2%)

J. B. Hunt Transport Services, Inc.		341	24,235

			24,235
Semiconductors and semiconductor equipment (3.1%)

Analog Devices, Inc.		1,432	62,994

Avago Technologies, Ltd.		1,443	46,118

Linear Technology Corp.		1,438	52,487

Maxim Integrated Products, Inc.		1,748	54,066

Texas Instruments, Inc.		3,285	118,950

Xilinx, Inc.		1,517	57,509

			392,124
Software (1.4%)

Intuit, Inc.		1,495	89,162

Microsoft Corp.		2,610	86,391

			175,553
Specialty retail (3.4%)

Advance Auto Parts, Inc.		302	25,332

AutoZone, Inc.(NON)		124	50,727

Home Depot, Inc. (The)		2,754	202,006

O'Reilly Automotive, Inc.(NON)		406	43,572

PetSmart, Inc.		419	28,593

Ross Stores, Inc.		693	45,787

Tractor Supply Co.		285	30,543

			426,560
Thrifts and mortgage finance (0.9%)

People's United Financial, Inc.		8,959	117,900

			117,900
Tobacco (2.3%)

Altria Group, Inc.		3,436	125,448

Philip Morris International, Inc.		937	89,568

Reynolds American, Inc.		1,431	67,858

			282,874
Trading companies and distributors (0.1%)

MSC Industrial Direct Co., Inc. Class A		192	15,130

			15,130
Wireless telecommunication services (0.2%)

SBA Communications Corp. Class A(NON)		318	25,119

			25,119

Total common stocks (cost $11,344,299)			$11,545,923

PURCHASED EQUITY OPTIONS OUTSTANDING (0.6%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-14/$133.00	$6,574	$20,461

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00	6,574	15,976

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00	6,574	13,444

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00	6,574	8,376

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00	6,574	5,351

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00	6,574	2,893

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00	6,574	3,603

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00	6,574	2,940

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	6,574	870

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	6,574	394

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	6,574	78

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	6,574	2

Total purchased equity options outstanding (cost $109,421)			$74,388

INVESTMENT COMPANIES (0.3%)(a)
		Shares	Value

Ares Capital Corp.		2,103	$38,190

Total investment Companies (cost $37,881)			$38,190

SHORT-TERM INVESTMENTS (35.8%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)		4,504,047	$4,504,047

Total short-term investments (cost $4,504,047)			$4,504,047

TOTAL INVESTMENTS

Total investments (cost $15,995,648)(b)			$16,162,548

WRITTEN EQUITY OPTIONS OUTSTANDING at 4/30/13 (premiums $25,156) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-13/$160.00	$27,348	$37,820
SPDR S&P 500 ETF Trust (Call)	May-13/161.00	27,348	24,613
SPDR S&P 500 ETF Trust (Call)	May-13/162.00	24,300	13,122

Total			$75,555

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
6,277	$—	3/18/14	(3 month USD-LIBOR-BBA)	A basket (DBPTNLVE) of common stocks	$2,634
2,930	—	3/18/14	(3 month USD-LIBOR-BBA plus 0.28%)	A basket (DBPTNLVE) of common stocks	2,026

Total					$4,660

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 18, 2013 (commencement of operations) through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,580,227.
(b)	The aggregate identified cost on a tax basis is $15,995,648, resulting in gross unrealized appreciation and depreciation of $294,636 and $127,736, respectively, or net unrealized appreciation of $166,900.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$12,280,685	$7,776,638	$243	$4,504,047
*	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $74,945 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to generate additional income for the portfolio.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,167 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,475,871	$—	$—
Consumer staples	1,199,301	—	—
Energy	1,115,763	—	—
Financials	1,874,398	—	—
Health care	1,483,695	—	—
Industrials	1,241,754	—	—
Information technology	2,008,882	—	—
Materials	450,832	—	—
Telecommunication services	370,128	—	—
Utilities	325,299	—	—
Total common stocks	11,545,923	—	—
Investment companies	38,190	—	—
Purchased equity options outstanding	—	74,388	—
Short-term investments	4,504,047	—	—

Totals by level	$16,088,160	$74,388	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written equity options outstanding	$—	$(75,555)	$—
Total return swap contracts	—	4,660	—

Totals by level	$—	$(70,895)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$79,048	$75,555

Total	$79,048	$75,555

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	59,000
Written equity option contracts (number of contracts)	59,000
OTC total return swap contracts (notional)	$7,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013